10. EQUITY METHOD INVESTMENTS (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Share of net loss at 20%	$ (25,875)	$ (428,100)
Accrued interest		459
White Hawk [Member]
Note receivable		332,974
Accrued interest		460
Investment		1,937,981
Share of net income at 50%		70,488
Condor [Member]
Investments		160,353
Share of net loss at 20%		428,100
Note receivable		2,435,666
Accrued interest		16,963
Management services fee	96,000	363,102
Loan from subsidiary		92,690
Working interest in the Niobrara Asset		18.75%
Loan to Condor for production related expense		112,488
Loan to Condor for capital expenditure		802,614
Provide management services	$ 81,124